Share-Based Payments Narrative (Detail)		60 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 23, 2009 Restated And Amended 2004 [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Stock Options And Stock Appreciation Rights [Member]	Dec. 31, 2012 Restricted Stock [Member] Minimum [Member]	Dec. 31, 2012 Stock Options [Member]		Dec. 31, 2011 Stock Options [Member]		Dec. 31, 2010 Stock Options [Member]		Dec. 31, 2012 Stock Options [Member] Minimum [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2010 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] Minimum [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase (decrease) the number of shares available for grants		425,000,000
Share Based Compensation Arrangement By Share Based Payment Award, Number of Equity Awards Period		36 months
Maximum shares available per individual during the plan period		8,000,000	2	1
Shares available for award	236,000,000
Vesting period					3 years							3 years
Contractual term						10 years
Holding period						1 year
Exercise period in the event of a divestiture or restructuring						3 months
Contractual term (years)						6 years 6 months	[1]	6 years 3 months	[1]	6 years 3 months	[1]		5 years 11 months 19 days	5 years 11 months 12 days	5 years	5 years	7 years

[1]	Determined using historical exercise and post-vesting termination patterns.